Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net earnings	$ 765	$ 292	$ 1,121	$ 656
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation - property, plant and equipment	297	276	595	545
Amortization - intangible assets	34	25	64	51
Amortization - other	7	8	13	15
Deferred income tax expense	88	76	111	61
Equity component of allowance for funds used during construction (Note 12)	(19)	(15)	(37)	(30)
Gain on disposition (Note 11)	(583)	0	(583)	0
Other	40	48	74	62
Change in long-term regulatory assets and liabilities	(36)	(38)	(86)	2
Change in working capital (Note 15)	38	10	(100)	(91)
Cash from operating activities	631	682	1,172	1,271
Investing activities
Capital expenditures - property, plant and equipment	(814)	(724)	(1,526)	(1,379)
Capital expenditures - intangible assets	(29)	(68)	(57)	(98)
Contributions in aid of construction	23	33	49	60
Proceeds on disposition (Note 11)	995	0	995	0
Other	(76)	(33)	(94)	(53)
Cash from (used in) investing activities	99	(792)	(633)	(1,470)
Financing activities
Proceeds from long-term debt, net of issuance costs	320	32	392	352
Repayments of long-term debt, net of extinguishment costs, and finance leases	(922)	(85)	(939)	(231)
Borrowings under committed credit facilities	2,221	1,196	3,684	2,362
Repayments under committed credit facilities	(2,545)	(1,079)	(3,963)	(2,185)
Net change in short-term borrowings	144	25	261	23
Issue of common shares, net of costs and dividends reinvested (Note 9)	164	5	196	20
Dividends
Common shares, net of dividends reinvested	(118)	(114)	(236)	(230)
Preference shares	(17)	(17)	(34)	(33)
Subsidiary dividends paid to non-controlling interests	(19)	(16)	(51)	(40)
Other	(4)	22	8	20
Cash (used in) from financing activities	(776)	(31)	(682)	58
Effect of exchange rate changes on cash and cash equivalents	(5)	5	(13)	11
Change in cash and cash equivalents	(51)	(136)	(156)	(130)
Change in cash associated with assets held for sale	9	0	15	0
Cash and cash equivalents, beginning of period	233	333	332	327
Cash and cash equivalents, end of period	$ 191	$ 197	$ 191	$ 197